Quarterly Report
August 31, 2023
MFS®  Blended Research®
Value Equity Fund
BRU-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 3.3%
CACI International, Inc., “A” (a)	1,425	$467,414
General Dynamics Corp.	15,460	3,503,854
Honeywell International, Inc.	15,840	2,976,970
RTX Corp.	18,644	1,604,130
		$8,552,368
Airlines – 0.3%
United Airlines Holdings, Inc. (a)	16,788	$836,210
Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	17,820	$1,812,472
Automotive – 0.8%
Aptiv PLC (a)	10,530	$1,068,269
General Motors Co.	28,548	956,643
		$2,024,912
Biotechnology – 1.7%
Biogen, Inc. (a)	9,876	$2,640,447
Gilead Sciences, Inc.	23,997	1,835,291
		$4,475,738
Broadcasting – 1.1%
Omnicom Group, Inc.	8,041	$651,402
Walt Disney Co. (a)	26,046	2,179,529
		$2,830,931
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp.	14,920	$882,518
Citigroup, Inc.	49,999	2,064,459
		$2,946,977
Business Services – 2.5%
Accenture PLC, “A”	3,031	$981,347
Fiserv, Inc. (a)	26,369	3,200,933
PayPal Holdings, Inc. (a)	25,833	1,614,821
WEX, Inc. (a)	2,850	559,113
		$6,356,214
Cable TV – 1.4%
Comcast Corp., “A”	77,176	$3,608,750
Chemicals – 0.2%
PPG Industries, Inc.	3,770	$534,435
Computer Software – 2.0%
Microsoft Corp.	5,820	$1,907,563
Salesforce, Inc. (a)	14,727	3,261,442
		$5,169,005
Construction – 0.3%
AZEK Co., Inc. (a)	19,160	$651,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.6%
Colgate-Palmolive Co.	37,277	$2,738,741
Kenvue, Inc.	30,225	696,686
Kimberly-Clark Corp.	24,300	3,130,569
		$6,565,996
Consumer Services – 1.2%
Booking Holdings, Inc. (a)	702	$2,179,731
Expedia Group, Inc. (a)	8,710	944,077
		$3,123,808
Electrical Equipment – 2.4%
Acuity Brands, Inc.	2,480	$399,974
Amphenol Corp., “A”	31,993	2,827,541
Johnson Controls International PLC	47,341	2,795,960
		$6,023,475
Electronics – 4.9%
Advanced Micro Devices (a)	5,490	$580,403
Applied Materials, Inc.	23,875	3,647,145
Corning, Inc.	21,640	710,225
Intel Corp.	32,942	1,157,582
Lam Research Corp.	5,062	3,555,549
Marvell Technology, Inc.	13,720	799,190
NXP Semiconductors N.V.	10,642	2,189,272
		$12,639,366
Energy - Independent – 6.7%
ConocoPhillips	15,124	$1,800,210
EOG Resources, Inc.	32,728	4,209,475
Marathon Petroleum Corp.	12,660	1,807,468
Phillips 66	37,015	4,225,633
Pioneer Natural Resources Co.	6,440	1,532,269
Valero Energy Corp.	28,132	3,654,347
		$17,229,402
Energy - Integrated – 1.4%
Chevron Corp.	6,030	$971,433
Exxon Mobil Corp.	23,376	2,599,177
		$3,570,610
Food & Beverages – 3.5%
Archer Daniels Midland Co.	35,465	$2,812,375
General Mills, Inc.	40,262	2,724,127
Mondelez International, Inc.	47,982	3,419,197
		$8,955,699
Forest & Paper Products – 1.1%
Weyerhaeuser Co., REIT	82,690	$2,708,097
Health Maintenance Organizations – 2.2%
Cigna Group	14,535	$4,015,439
Humana, Inc.	3,330	1,537,228
		$5,552,667
Insurance – 7.0%
Ameriprise Financial, Inc.	3,802	$1,283,479
Berkshire Hathaway, Inc., “B” (a)	13,130	4,729,426
Chubb Ltd.	18,654	3,747,029
Equitable Holdings, Inc.	110,389	3,179,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Hartford Financial Services Group, Inc.	11,204	$804,672
MetLife, Inc.	43,891	2,780,056
Voya Financial, Inc.	17,690	1,232,639
		$17,756,504
Internet – 1.8%
Alphabet, Inc., “A” (a)	27,472	$3,740,862
Meta Platforms, Inc., “A” (a)	2,878	851,572
		$4,592,434
Leisure & Toys – 0.2%
Polaris, Inc.	4,445	$498,240
Machinery & Tools – 3.4%
Eaton Corp. PLC	15,975	$3,680,161
Timken Co.	29,139	2,226,802
Trane Technologies PLC	8,660	1,777,552
Wabtec Corp.	9,504	1,069,390
		$8,753,905
Major Banks – 8.8%
Bank of America Corp.	94,233	$2,701,660
Goldman Sachs Group, Inc.	11,991	3,929,571
JPMorgan Chase & Co.	56,501	8,267,791
Morgan Stanley	9,145	778,697
PNC Financial Services Group, Inc.	11,260	1,359,420
State Street Corp.	5,449	374,564
Wells Fargo & Co.	121,726	5,026,066
		$22,437,769
Medical & Health Technology & Services – 1.7%
CVS Health Corp.	9,835	$640,947
McKesson Corp.	8,878	3,660,577
		$4,301,524
Medical Equipment – 3.5%
Abbott Laboratories	10,561	$1,086,727
Becton, Dickinson and Co.	11,300	3,157,785
Boston Scientific Corp. (a)	21,038	1,134,790
Medtronic PLC	42,391	3,454,866
		$8,834,168
Metals & Mining – 1.4%
United States Steel Corp.	115,958	$3,605,134
Natural Gas - Distribution – 0.6%
UGI Corp.	64,834	$1,632,520
Network & Telecom – 1.4%
Equinix, Inc., REIT	4,490	$3,508,396
Oil Services – 0.6%
NOV, Inc.	69,631	$1,471,303
Other Banks & Diversified Financials – 1.3%
American Express Co.	9,999	$1,579,742
SLM Corp.	117,947	1,679,565
		$3,259,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.9%
Johnson & Johnson	16,772	$2,711,697
Merck & Co., Inc.	50,983	5,556,128
Pfizer, Inc.	88,566	3,133,465
Vertex Pharmaceuticals, Inc. (a)	10,795	3,760,330
		$15,161,620
Railroad & Shipping – 2.7%
CSX Corp.	116,043	$3,504,499
Union Pacific Corp.	15,550	3,429,863
		$6,934,362
Real Estate – 3.0%
Prologis, Inc., REIT	32,372	$4,020,602
Simon Property Group, Inc., REIT	10,862	1,232,728
Spirit Realty Capital, Inc., REIT	55,898	2,158,222
W.P. Carey, Inc., REIT	5,819	378,526
		$7,790,078
Specialty Chemicals – 2.5%
Chemours Co.	100,858	$3,431,189
Linde PLC	7,409	2,867,580
		$6,298,769
Specialty Stores – 4.0%
Builders FirstSource, Inc. (a)	20,084	$2,912,983
O'Reilly Automotive, Inc. (a)	3,443	3,235,387
Target Corp.	2,529	320,045
Walmart Stores, Inc.	22,301	3,626,366
		$10,094,781
Telecommunications - Wireless – 1.3%
T-Mobile US, Inc. (a)	23,790	$3,241,387
Tobacco – 0.9%
Altria Group, Inc.	49,601	$2,193,356
Utilities - Electric Power – 5.0%
Duke Energy Corp.	34,860	$3,095,568
Edison International	28,257	1,945,494
Exelon Corp.	68,713	2,756,766
PG&E Corp. (a)	147,561	2,405,244
Vistra Corp.	82,681	2,597,837
		$12,800,909
Total Common Stocks		$251,335,230
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.3% (v)	3,301,054	$3,301,384

Other Assets, Less Liabilities – 0.3%		639,513
Net Assets – 100.0%		$255,276,127
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,301,384 and $251,335,230, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$251,335,230	$—	$—	$251,335,230
Mutual Funds	3,301,384	—	—	3,301,384
Total	$254,636,614	$—	$—	$254,636,614
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,733,746	$6,725,435	$8,158,565	$(115)	$883	$3,301,384
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,928	$—